CONDENSED CONSOLIDATED STATEMENTS OF INCOME (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
OPERATING REVENUES	$ 250,923	$ 146,434	$ 480,824	$ 278,552
OPERATING EXPENSES
Voyage expenses	(9,443)	(4,966)	(16,632)	(9,194)
Vessel operating expenses	(40,579)	(32,940)	(79,743)	(64,018)
Depreciation and amortization of right-of-use assets	(33,753)	(26,099)	(67,112)	(51,898)
Amortization of deferred drydocking and special survey costs	(3,202)	(2,545)	(5,922)	(5,054)
General and administrative expenses	(7,136)	(7,130)	(14,527)	(18,025)
Income From Operations	156,810	72,754	296,888	130,363
OTHER INCOME (EXPENSES):
Interest income	120	9,531	121	11,509
Interest expense	(16,079)	(18,204)	(33,193)	(33,315)
Gain/(loss) on investments	(168,635)	196,290	(69,096)	444,165
Dividend income	16,208		138,386
Gain on debt extinguishment	22,939	111,616	22,939	111,616
Equity income on investments		2,162		3,965
Other finance expenses	(336)	(582)	(941)	(1,034)
Other income/(expenses), net	362	173	861	4,144
Loss on derivatives	(903)	(903)	(1,796)	(1,796)
Total Other Income/(Expenses), net	(146,324)	300,083	57,281	539,254
Income before income taxes	10,486	372,837	354,169	669,617
Income taxes	(2,262)		(14,480)
Net Income	$ 8,224	$ 372,837	$ 339,689	$ 669,617
EARNINGS PER SHARE
Basic earnings per share	$ 0.40	$ 18.32	$ 16.42	$ 32.95
Diluted earnings per share	$ 0.40	$ 18.10	$ 16.40	$ 32.57
Basic weighted average number of common shares (in thousands)	20,689	20,354	20,693	20,323
Diluted weighted average number of common shares (in thousands)	20,708	20,599	20,712	20,557